Performance Management - Dimensional US Large Cap Core Equity Market ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information is not available for the Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting https://www.dimensional.com/us-en/funds.

Performance One Year or Less [Text]	Performance information is not available for the Portfolio because it has not yet completed a full calendar year of operations.
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds